TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Eletrobras Compulsory Loan (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jun. 26, 2024	Dec. 31, 2024
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Eletrobras compulsory loan recovery, gross amount	R$ 133,700
Eletrobras compulsory loan recovery net of attorney's fees and related expenses	R$ 100,800	R$ 100,860